Land and Housing Inventory - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 acre	Dec. 31, 2011 acre
Land And Housing Inventory [Line Items]
Capitalized interest incurred by the Company	$ 33.4	$ 37.8
Capitalized interest expensed as direct cost of sales	46.1	88.8
Aggregate exercise price of Option Contracts	30.0	24.1
Other liabilities associated with Option Contracts	30.0	24.1
Non-refundable deposits and other entitlement costs	63.4	57.6
Option Contracts with Unconsolidated Entities Total Remaining Price	148.5	143.6
Area of longer-term land under other option agreements	4,878	4,878
Non-refundable deposits and other entitlement costs	5.6	6.2
Other land option entitlement aggregate exercise price	$ 58.9	$ 59.0